Other accounts payable	12 Months Ended
Dec. 31, 2019
Sociedads Minera Cerro Verde Saa [Member]
Disclosure of associates [line items]
Other accounts payable

9.    Other accounts payable

This item is made up as follows:

	December 31, 2019	December 31, 2018
	US$(000)	US$(000)

Current
Royalties and mining taxes (a)	95,120	97,263
Other	4,260	3,991

Total current	99,380	101,254

Non-current
Royalties and mining taxes (b)	362,464	215,070

Total other accounts payable	461,844	316,324
(a)

As of December 31, 2019, represents the current portion of the monthly payments of the installment programs for disputed mining royalties for the year 2013 and special mining tax for the period October 2011 through December 2013, for which payments will start in the first quarter of 2020 (US$50.1 million, including interest, deferred interest and penalties of US$29.1 million) and the remaining monthly payments of the installment programs for disputed mining royalties for the period January 2009 through September 2011 and for the year 2012 (US$45.0 million, including interest and penalties of US$26.5 million) (see Note 13(d)).

As of December 31, 2018, represents the current portion of the monthly payments of the new installment programs approved by SUNAT which the Company will start paying in second-quarter 2019, related to disputed mining royalties for the period January 2009 through September 2011 of US$23.8 million and interest, deferral interest and penalties of US$41.4 million. The current amount also includes the remaining monthly payments of the installment program approved by SUNAT related to disputed mining royalties for the years 2006 to 2008 of US$13.2 million and interest and penalties of US$18.9 million.

(a)

As of December 31, 2019, represents the non-current portion of the monthly payments of the installment programs of disputed mining royalties for the period January 2009 through September 2011 and for the years 2012 and 2013 (US$273.8 million, including interest and penalties of US$157.5 million) and special mining tax for the period October 2011 through December 2013 (US$88.7 million (see Note 13(d)).

As of December 31, 2018, represents the non-current portion of the monthly payments of the new installment programs related to disputed mining royalties for the period January 2009 through September 2011 of US$85.5 million and interest and penalties of US$129.6 million.